Note 1 - Segment Information - Tubes Segment Revenues By Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
IFRS - Net Sales	$ 7,294,055	$ 7,658,588	$ 5,288,504
Tubes [member]
Statement Line Items [Line Items]
IFRS - Net Sales	6,870,000	7,233,000	4,966,000
Tubes [member] | Oil and gas [member]
Statement Line Items [Line Items]
IFRS - Net Sales	5,757,000	6,042,000	4,034,000
Tubes [member] | Hydrocarbon processing and power generation [member]
Statement Line Items [Line Items]
IFRS - Net Sales	534,000	602,000	484,000
Tubes [member] | Industrial and other [member]
Statement Line Items [Line Items]
IFRS - Net Sales	$ 579,000	$ 589,000	$ 448,000